ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited (“Melco”) is incorporated in the Cayman Islands and its American depositary shares (“ADSs”) are listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America (the “U.S.”).
Melco, together with its subsidiaries (collectively referred to as the “Company”), is a developer, owner and operator of integrated resort facilities in Asia and Europe. In the Macau Special Administrative Region of the People’s Republic of China (“Macau”), the Company operates its gaming business through its subsidiary, Melco Resorts (Macau) Limited (“MRM”), a holder of a ten-year
concession to operate games of fortune and chance in casinos in Macau which commenced on January 1, 2023 and ends on December 31, 2032 (the “Concession”) and a holder of a previous gaming subconcession to operate gaming business in Macau which expired on December 31, 2022. The Company currently operates City of Dreams and Altira Macau, integrated resorts located in Cotai and Taipa, Macau, respectively, and Grand Dragon Casino, a casino located in Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“SCIH”), which is majority-owned by Melco and its ADSs are listed on the New York Stock Exchange in the U.S., also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiary, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries, operates City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”) and licensed satellite casinos in Cyprus (collectively, the “Cyprus Operations”).
Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to Business Operations
City of Dreams Mediterranean continues to be impacted by the Israel-Hamas and Russia-Ukraine on-going
military conflicts and restrictions on the ability to accept certain customers from Russia which have a negative impact on the Company’s business, may materially and adversely affect the Company’s business in Cyprus. The Company is currently unable to reasonably estimate the financial impact on its future results of operations, cash flows and financial condition from these disruptions.
On March 27, 2024, the Sri Lanka government granted a casino license (the “Sri Lanka License”) to Bluehaven Services (Private) Limited (“Bluehaven”), a subsidiary of Melco, to operate a casino business (the “Sri Lanka Casino”) for a term of 20 years effective from April 1, 2024 in an integrated resort under development at that time by Waterfront Properties (Private) Limited (“WPL”), a subsidiary of John Keells Holdings PLC (“John Keells”), an independent third party, in Colombo, Sri Lanka.
On July 10, 2024, Bluehaven and WPL entered into a lease agreement (the “Sri Lanka Lease Agreement”) for the purpose of operating the Sri Lanka Casino and such lease ends upon the expiry of the Sri Lanka License. The Sri Lanka Casino is currently under development by the Company and is expected to commence operations in the third quarter of 2025.
As of December 31, 2024, the Company had cash and cash equivalents of $1,147,193 and available unused borrowing capacity of $2,075,674, subject to the satisfaction of certain conditions precedent.

The Company believes it is able to support continuing operations and capital expenditures for at least twelve months after the date of these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.